Organization and History (Details Textual)	1 Months Ended					12 Months Ended
	Oct. 29, 2015 shares	Mar. 31, 2015 USD ($) shares	Feb. 24, 2015 shares	Dec. 22, 2014 shares	Aug. 19, 2014 shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2015 shares	Mar. 28, 2015	Oct. 29, 2014 shares	Mar. 31, 2014 shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage Of Issued And Outstanding Common Stock Owned				100.00%
Preferred Stock, Shares Authorized		50,000,000				50,000,000	50,000,000			50,000,000
Shares sold	350
Common Stock, Shares, Outstanding		15,295,025				15,295,025	15,978,075			342,465
Terex Energy Corporation [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage Of Issued And Outstanding Common Stock Owned					52.00%
Preferred Stock, Shares Authorized									50,000,000
Percentage of Voting Interests Acquired				100.00%
Shares sold				371,004	371,004
WIOG [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, Acquisitions			7,465,168
Percentage of Voting Interests Acquired		83.00%				83.00%
WIOG [Member] | Stock Exchange Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of Voting Interests Acquired		17.00%	83.00%			17.00%		83.00%
Common Stock, Shares, Outstanding			170,878
Business Combination, Consideration Transferred, Liabilities Incurred | $		$ 1,770,047				$ 1,770,047
Business Combination Number Of Nominees Who Will Be Appoint Board Of Directors						2
Restricted common stock [Member] | Terex Energy Corporation [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, Acquisitions				7,385,700
Restricted common stock [Member] | WIOG [Member] | Stock Exchange Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, Acquisitions			7,465,168